KEELEY FUNDS, INC.

401 SOUTH LASALLE STREET

SUITE 1201

CHICAGO, IL  60605

January 29, 2009

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Ladies and Gentlemen:

Keeley Funds, Inc.

1933 Act Registration No. 333-124430

1940 Act Registration No. 811-21761

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Keeley Funds, Inc. (the “Corporation”) certifies that:

a.

the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Corporation’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Corporation’s registration statement was filed with the Commission via EDGAR on January 26, 2009.

Very truly yours,

KEELEY FUNDS, INC.

By:	/s/ John L. Keeley, Jr.
John L. Keeley, Jr.
President